Offerings - Offering: 1	Dec. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	13,659,638
Proposed Maximum Offering Price per Unit	1.7451
Maximum Aggregate Offering Price	$ 23,837,434.27
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,291.95
Offering Note	Represents the shares of common stock, par value $0.0001 per share (“Common Stock”), of Tivic Health Systems, Inc. (the “Registrant”) that will be offered for resale by the selling stockholders pursuant to the prospectus contained in the Registration Statement on Form S-3 (the “Registration Statement”) to which this exhibit is attached. The Registration Statement registers an aggregate of up to 13,659,638 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (“Common Stock”), which consist of (i) up to an aggregate of 9,106,425 shares of Common Stock (the “Conversion Shares”) issuable upon the conversion of that certain senior secured convertible note in the principal amount of $16,253,147.10 (the “Note”) that the Company issued on December 10, 2025 to the selling stockholder pursuant to that certain Securities Purchase Agreement, dated as of December 9, 2025 (the “Purchase Agreement”), between the Company and the selling stockholder; and (ii) up to an aggregate of 4,553,213 shares of Common Stock (the “Warrant Shares”) issuable upon the exercise of the outstanding warrant (the “Warrant”) that the Company issued on December 10, 2025 to the selling stockholder pursuant to the Purchase Agreement. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

The offering price per share and aggregate offering price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price used to determine the amount of the registration fee are based upon the average of the high and low prices for the Registrant’s Common Stock, as reported on the Nasdaq Capital Market on December 24, 2025, a date within five business days prior to the filing of the Registration Statement.